Fair Value Measurements - Summary of Assets at Fair Value (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 39,119,726	$ 32,120,841
Money Market Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,606,156	1,456,087
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	30,826,588	26,013,755
Common Stock: Financial
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	6,686,982	4,650,999
Level I
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	39,119,726	32,120,841
Level I | Money Market Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	1,606,156	1,456,087
Level I | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	30,826,588	26,013,755
Level I | Common Stock: Financial
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	6,686,982	4,650,999
Level II
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level II | Money Market Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level II | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level II | Common Stock: Financial
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level III
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level III | Money Market Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level III | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	0	0
Level III | Common Stock: Financial
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 0	$ 0